Statement Of Changes In Members' Equity (Net Assets) (USD $)	Managing [Member] Total Index Series [Member]	Managing [Member] Agricultural Sector Series [Member]	Managing [Member]	Non-Managing [Member] Total Index Series [Member]	Non-Managing [Member] Agricultural Sector Series [Member]	Non-Managing [Member]	Total Index Series [Member]	Agricultural Sector Series [Member]	Total
Members' equity (net assets), beginning balance at Dec. 31, 2010	$ 40,880	$ 43,751	$ 84,631	$ 325,577,491	$ 17,514,718	$ 343,092,209	$ 325,618,371	$ 17,558,469	$ 343,176,840
Subscriptions, net				62,986,349	3,160,037	66,146,386	62,986,349	3,160,037	66,146,386
Withdrawals				(63,031,098)	(5,623,982)	(68,655,080)	(63,031,098)	(5,623,982)	(68,655,080)
Net (loss) income	(3,878)	(8,240)	(12,118)	(32,543,377)	(3,498,038)	(36,041,415)	(32,547,255)	(3,506,278)	(36,053,533)
Members' equity (net assets), ending balance at Dec. 31, 2011	37,002	35,511	72,513	292,989,365	11,552,735	304,542,100	293,026,367	11,588,246	304,614,613
Subscriptions, net				52,314,590	2,883,284	55,197,874	52,314,590	2,883,284	55,197,874
Withdrawals				(82,297,680)	(3,055,783)	(85,353,463)	(82,297,680)	(3,055,783)	(85,353,463)
Net (loss) income	1,319	1,290	2,609	8,316,500	397,991	8,714,491	8,317,819	399,281	8,717,100
Members' equity (net assets), ending balance at Dec. 31, 2012	38,321	36,801	75,122	271,322,775	11,778,227	283,101,002	271,361,096	11,815,028	283,176,124
Subscriptions, net				40,056,903	419,157	40,476,060	40,056,903	419,157	40,476,060
Withdrawals				(74,898,712)	(3,861,323)	(78,760,035)	(74,898,712)	(3,861,323)	(78,760,035)
Net (loss) income	(1,904)	(4,449)	(6,353)	(15,045,992)	(1,329,405)	(16,375,397)	(15,047,896)	(1,333,854)	(16,381,750)
Members' equity (net assets), ending balance at Dec. 31, 2013	$ 36,417	$ 32,352	$ 68,769	$ 221,434,974	$ 7,006,656	$ 228,441,630	$ 221,471,391	$ 7,039,008	$ 228,510,399